Capital Stock - Schedule of Common Stock Reserved for Future Issuances (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	4,948,156	16,476,313
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	0	8,070,027
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	0	5,489,573
2021 Plan and 2023 Plan
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	2,293,816	1,000,519
2021 Plan and 2023 Plan | Common Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	2,415,740	1,916,194
2023 ESPP
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	238,600	0